Other Receivables - Summary of lease investment and net lease investment (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Leases By Lessor [Line Items]
Present value of minimum lease payment	₩ 0	₩ 126
Other receivables [member]
Disclosure Of Leases By Lessor [Line Items]
Undiscounted lease payments	138,170	180,393
Unrealized interest income	(36,094)	(36,508)
Present value of minimum lease payment	102,076	143,885
Less than 1 year [member] | Other receivables [member]
Disclosure Of Leases By Lessor [Line Items]
Gross amount of lease payment	48,127	63,782
1 year - 3 years [member] | Other receivables [member]
Disclosure Of Leases By Lessor [Line Items]
Gross amount of lease payment	19,861	58,589
3 years – 5 years [member] | Other receivables [member]
Disclosure Of Leases By Lessor [Line Items]
Gross amount of lease payment	5,371	5,388
Over 5 years [members] | Other receivables [member]
Disclosure Of Leases By Lessor [Line Items]
Gross amount of lease payment	₩ 64,811	₩ 52,634